FINANCING AND LOANS	12 Months Ended
Dec. 31, 2019
FINANCING AND LOANS
FINANCING AND LOANS

NOTE 21 - FINANCING AND LOANS

The breakdown of loans and financing due by Eletrobras and its subsidiaries is as follows:

	12/31/2019
	CURRENT		PRINCIPAL
	CHARGES			NON-
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign Currency

World Bank	2.41%	3,096	107,789	323,669
Banco Interamericano de Desenvolvimento - BID	4.95%	469	30,428	334,706
BNP Paribas	2.65%	230	141,578	141,578
Kreditanstalt fur Wiederaufbau - KFW	2.46%	18	14,398	220,937
Corporación Andino de Fomento - CAF	4.38%	1,496	148,643	—
		5,308	442,836	1,020,889
Bonus
Due 10/27/2021	5.75%	83,693	—	7,053,725
		83,693	—	7,053,725

		89,001	442,836	8,074,614
National Currency
RGR Return (a)	5.00%	—	250,802	1,383,629
RGR Subsidiaries (b)	5.00%	—	—	863,645
RGR CCEE (c)	5.00%	183,801	170,513	746,847
BNDES	9.25%	23,164	513,582	5,574,689
Caixa Econômica Federal	5.26%	48,545	1,137,149	5,007,814
Banco do Brasil	5.26%	22,866	1,053,945	2,504,620
Petrobras	4.62%	373,146	1,924,074	6,631,614
BR Distribuidora	5.05%	5,079	423,464	198,589
State Grid	10.00%	—	45,590	379,982
Banco do Nordeste do Brasil	10.14%	5,703	38,265	750,519
BASA	8.50%	1,133	27,862	324,011
Cigás	—	—	445,039	268,611
Other Financial Institutions	—	24,674	386,400	1,594,545
		688,111	6,416,685	26,229,116

		777,112	6,859,521	34,303,730

In February 2020, the Company issued bonds in the international market maturing in 2025 and 2030. The proceeds from this issue have been used, mainly, to refinance debt related to bonds due on October 27, 2021, more details in note 48.2.

	12/31/2018
	CURRENT		PRINCIPAL
	CHARGES			NON-
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign Currency

World Bank	2.41%	2,977	—	415,187
Banco Interamericano de Desenvolvimento - BID	4.95%	570	29,251	351,011
BNP Paribas	3.63%	452	136,102	272,205
Kreditanstalt fur Wiederaufbau - KFW	2.46%	18	14,107	230,582
Corporación Andino de Fomento - CAF	10.21%	3,263	142,894	142,894
		7,280	322,354	1,411,880

Bonus
Due 10/27/2021	5.75%	80,456	—	6,780,900
Due 07/30/2019	6.88%	130,241	3,874,800	—
		210,697	3,874,800	6,780,900
		217,977	4,197,154	8,192,780

National Currency
RGR Subsidiaries (b)	5.00%	—	596,692	5,206,155
BNDES	9.25%	25,749	506,748	6,062,908
Caixa Econômica Federal	7.65%	68,351	1,374,042	6,136,728
Banco do Brasil	7.65%	26,669	1,112,049	3,558,253
Petrobras	6.40%	13,194	2,898,738	10,246,074
BR Distribuidora	7.98%	346	424,046	622,829
FIDC	CDI + 2.0%	1,346	135,836	535,310
Other Financial Institutions		15,622	452,353	1,744,848
		151,277	7,500,504	34,113,106

		369,254	11,697,658	42,305,886

(a)RGR Return

In addition to the financing due by Eletrobras in 2017, through the administrative process, which supervised the Eletrobras management of the RGR, from 1998 to 2011, ANEEL determined the return by Eletrobras of about R$ 2 billion, in 10 years, updated by SELIC, according to Article 21-A and 21-B of Law 12,783/2013. Eletrobras has been complying with this obligation and the balance to be repaid as of December 31, 2019 was R$ 1,634,431, presented in the “RGR Return” item.

(b)Subsidiary RGR

The financing above includes debts taken by Eletrobras subsidiaries with the RGR, with interest of 5%, and considering that they were taken before November 17, 2016, they are still managed by Eletrobras, since they have not yet been transferred to CCEE, according to Decree No. 9,022/2017. These obligations are presented as “Subsidiary RGR” in the amount of R$ 863,645.

(c)CCEE RGR

These refer to the amounts transferred from RGR funds to third parties, and have a corresponding entry in assets, as note 8.1. Eletrobras acts only as a transferring agent and is responsible for the contractual management of such financing, such funds not being required from Eletrobras until the debtor agent makes the payment.

Pursuant to Decree 9,022/2017, Eletrobras shall transfer the funds to RGR within five days from the date of payment by the debtor agent.

As of December 31, 2019, the balance of funds withdrawn from the fund and passed on to third parties, excluding those owed by Eletrobras Companies, as per Note 8.1, totals R$ 1,101,161.

21.1 - Movement of loans and financing

The movement presented below comprises the years ended December 31, 2019 and 2018.

	12/31/2019	12/31/2018	12/31/2017
Loans and Financing
National Currency
Opening balance	41,764,887	33,709,463	33,528,578

Raising	992,950	15,947,038	5,367,977
Interests, monetary and exchange rate variations incurred	2,561,519	2,279,329	3,195,897
Interests Paid	(1,817,748)	(2,104,774)	(3,088,427)
Amortization of the Principal	(8,081,855)	(5,679,750)	(4,685,063)
Transfer (a)	(645)	198,587	87,446
Write-offs (b)	(2,085,197)	—	—
Classified as held for sale	—	(2,585,007)	(696,945)
Closing balance	33,333,911	41,764,887	33,709,463

Foreign Currency
Opening balance	12,607,912	11,412,328	12,091,850

Interests, monetary and exchange rate variations incurred	1,045,501	2,660,094	880,264
Interests Paid	(813,035)	(751,047)	(685,656)
Amortization of the Principal	(4,233,926)	(711,884)	(863,121)
Classified as held for sale	—	(1,580)	(11,009)
Closing balance	8,606,452	12,607,912	11,412,328

Total	41,940,363	54,372,798	45,121,791

(a)In 2019, the Company assumed certain debts of companies sold by Eletrobras according to note 46.

(b)Write -off of RGR loan from Amazonas Distribuidora, according to the Company's sales plan.

The long-term portion of financing and loans is scheduled to mature as follows:

2021	2022	2023	2024	2025	After 2025	Total

12,700,556	5,229,153	3,988,053	2,946,113	1,228,336	8,211,519	34,303,730

21.2 - Reconciliation of assets and liabilities to cash flows arising from financing activities

	Loans and	Dividends/JCP		Other
	Financing	payable	AFAC	liabilities	Total
Loans and financing obtained / debentures obtained	6,779,312	—		—	6,779,312
Payment of loans and financing - principal	(12,463,148)	—		—	(12,463,148)
Compensation payment to shareholders	—	(1,183,146)		—	(1,183,146)
Receipt of advance for future capital increase	—	—	3,660,215	—	3,660,215
Payment of financial leases	—	—		(547,226)	(547,226)
Other				(51,412)	(51,412)
Balance as of December 31, 2019	(5,683,836)	(1,183,146)	3,660,215	(598,638)	(3,805,405)

	Loans and	Dividends/JCP	Other
	Financing	payable	liabilities	Total
Changes in financing cash flows
Loans and financing obtained	1,024,168	—	—	1,024,168
Payment of loans and financing - principal	(6,374,321)	—	—	(6,374,321)
Compensation payment to shareholders	—	(64,499)	—	(64,499)
Other	—	—	(149,148)	(149,148)

Total changes in cash flows from financing activities	(5,350,153)	(64,499)	(149,148)	(5,563,800)

Balance as of December 31, 2018	(5,350,153)	(64,499)	(149,148)	(5,563,800)

21.3 - Guarantees

The Company participates as a guarantor of several borrowings and issuances of its controlled and non-controlled investees. The total exposure of guarantees provided to non-controlled investees of R$ 30,577,167, on December 31, 2019, and are presented in the table below:

NON-CONTROLLED COMPANIES

					value	Debt balance
					of	as of	Ending of
Company	Project	Financing Bank	Method	Shareholding of the subsidiary	Financing	12/31/2019	Guarantee
		BNDES	SPE	15.00%	2,025,000	2,427,574	01/15/42
		CEF	SPE	15.00%	1,050,000	1,351,985	01/15/42
		BTG Pactual	SPE	15.00%	300,000	386,281	01/15/42
		BNDES	SPE	19.98%	2,697,300	3,233,528	01/15/42
Eletrobras	HPP Belo Monte - Norte Energia	CEF	SPE	19.98%	1,398,600	1,800,844	01/15/42
		BTG Pactual	SPE	19.98%	399,600	514,527	01/15/42
		BNDES	SPE	15.00%	2,025,000	2,427,574	01/15/42
		CEF	SPE	15.00%	1,050,000	1,351,985	01/15/42
		BTG Pactual	SPE	15.00%	300,000	386,281	01/15/42
					11,245,500	13,880,578

		BNDES Original Direct	SPE	43.06%	1,329,920	1,667,767	03/15/34
		BNDES Supplementary Direct	SPE	43.06%	428,402	543,799	03/15/34
		BNDES Original Transfer	SPE	43.06%	1,310,835	1,782,038	03/15/34
Eletrobras	HPP Santo Antônio	BNDES Supplementary Transfer	SPE	43.06%	428,402	517,499	03/15/34
		BASA	SPE	43.06%	216,750	229,675	03/10/34
		Issuance of Debentures	SPE	43.06%	180,833	205,217	03/15/34
		Issuance of Debentures	SPE	43.06%	301,389	414,926	03/15/34
Furnas		Issuance of Debentures	SPE	43.06%	680,188	1,543,695	03/15/34
					4,876,719	6,904,616

		BNDES	SPE	20.00%	727,000	816,587	08/15/34
		BNDES	SPE	20.00%	232,500	234,152	01/15/35
		BNDES TRANSFER	SPE	20.00%	717,000	834,301	08/15/34
Eletrobras	HPP Jirau - ESBR	BNDES TRANSFER	SPE	20.00%	232,500	227,231	01/15/35
		BNDES	SPE	20.00%	727,000	816,587	08/15/34
		BNDES	SPE	20.00%	232,500	234,152	01/15/35
		BNDES TRANSFER	SPE	20.00%	717,000	834,301	08/15/34
		BNDES TRANSFER	SPE	20.00%	232,500	227,231	01/15/35
					3,818,000	4,224,542

		BNDES	SPE	24.50%	412,825	436,802	08/15/32
		BNDES TRANSFER	SPE	24.50%	214,375	231,936	08/15/32
Eletrobras	Belo Monte Transmissora de Energia S. A.	BNDES TRANSFER	SPE	24.50%	214,375	231,936	08/15/32
		BNDES	SPE	24.50%	412,825	436,802	08/15/32
Eletronorte		Issuance of Debentures	SPE	24.50%	142,100	159,373	08/15/32
Furnas		Issuance of Debentures	SPE	24.50%	142,100	159,373	06/15/33
					1,538,600	1,656,222

		BNDES	SPE	24.50%	296,940	299,580	02/15/36
		BNDES/ Banco do Brasil	SPE	24.50%	294,000	296,803	02/15/36
Eletrobras	HPP Teles Pires	Issuance of Debentures	SPE	24.72%	160,680	158,375	05/30/32
		BNDES	SPE	24.50%	296,940	299,580	02/15/36
		BNDES/ Banco do Brasil	SPE	24.50%	294,000	296,803	02/15/36
		Issuance of Debentures	SPE	24.72%	160,680	158,375	05/30/32
					1,503,240	1,509,516

Eletrobras		BNDES	SPE	24.50%	256,270	275,578	06/15/38
	HPP Sinop	BNDES	SPE	24.50%	256,270	275,578	06/15/38
Chesf		Issuance of Debentures	SPE	24.50%	57,820	63,781	06/15/32
Eletronorte		Issuance of Debentures	SPE	24.50%	57,820	63,781	06/15/32
					628,180	678,718

Eletrobras	Empresa de Energia São Manoel	BNDES	SPE	33.33%	437,996	515,693	12/15/38
Furnas		Issuance of Debentures	SPE	33.33%	113,322	107,384	12/15/31
					551,318	623,077

Eletrobras	Norte Brasil Transmissora	BNDES	SPE	49.00%	514,500	359,939	12/15/29
		Issuance of Debentures	SPE	49.00%	98,000	144,431	09/15/26
					612,500	504,370

		BNDES	SPE	49.50%	198,495	112,860	12/15/26
Eletrobras	Manaus Transmissora	BASA	SPE	49.50%	123,750	128,263	07/15/31
		BASA	SPE	49.50%	74,250	72,766	02/15/29
					396,495	313,890

Eletrobras	IE Garanhuns S/A	BNDES	SPE	49.00%	175,146	107,807	12/15/28

Chesf	TDG	BNB	SPE	49.00%	29,764	23,793	03/30/31
		BNB	SPE	49.00%	58,346	51,475	08/01/32
					88,110	75,268

Eletrobras	Rouar	CAF	SPE	50.00%	39,364	39,364	30/10/2020

Eletrobras	Mangue Seco 2	BNB	SPE	49.00%	40,951	32,029	10/14/31

Eletrobras	Livramento Holding	BNDES	SPE	49.00%	29,255	17,632	06/15/30

Eletrobras	Centroeste de Minas	BNDES	SPE	49.00%	13,827	5,119	04/15/23

Eletrobras	Caldas Novas Transmissão	BNDES	SPE	49.90%	2,536	937	03/15/23
		BNDES	SPE	49.90%	5,536	3,484	03/15/28
					8,072	4,420
Guarantees non-controlled companies					25,565,276	30,577,167

Guarantees provided to controlled investees are presented separately as their balances are already consolidated in payable financing and loans.

The amount guaranteed for the controlled investees is R$ 15,789,524 as of December 31, 2019 and is presented in the table below.

CONTROLLED COMPANIES

				Shareholding	Value	Debt Balance
				of	of	as of	Ending of
Company	Project	Financing Bank	Method	the subsidiary	Financing	12/31/2019	Guarantee
Eletrobras	Angra III	BNDES	Corporate	100.00%	6,181,048	3,471,811	06/15/36
Eletronuclear		CEF	Corporate	100.00%	3,800,000	3,204,663	06/06/38
					9,981,048	6,676,475

Eletrobras	Belo Monte Transmissora de Energia S. A.	State Grid Brazil S.A.	Corporate	100.00%	294,700	425,568	07/28/29
		State Grid Brazil S.A.	Corporate	100.00%	294,700	425,572	07/28/29
					589,400	851,139

Eletrobras	Projetos Corporativos Eletrosul	FIDC DI	Corporate	100.00%	690,000	548,819	01/20/22
		Banco do Brasil	Corporate	100.00%	250,000	111,330	11/15/23
					940,000	660,148

Eletrobras	Diversos	Banco do Brasil	Corporate	100.00%	750,000	762,122	10/02/23

		BNDES	Corporate	100.00%	505,477	298,566	11/15/28
Eletrobras	Estação Transmissora de Energia	BASA	Corporate	100.00%	221,789	197,710	10/15/31
		BASA	Corporate	100.00%	221,789	168,186	07/10/31
					949,055	664,462

		CEF	Corporate	100.00%	200,000	87,868	09/06/21
Eletrobras	Projetos Corporativos Chesf	BNDES	Corporate	100.00%	475,454	151,628	06/15/29
		BNDES	Corporate	100.00%	727,560	291,981	06/15/29
		Banco do Brasil	Corporate	100.00%	500,000	17,247	02/28/20
					1,903,014	548,724

Eletrobras	HPP Simplício	BNDES	Corporate	100.00%	1,034,410	454,045	07/15/26

		BNDES	SPE	61.75%	249,458	234,787	06/16/31
Eletrobras	Santa Vitória do Palmar Holding S.A.	BRDE	SPE	61.75%	123,501	118,055	06/16/31
		Issuance of Debentures	SPE	61.75%	55,575	63,637	06/15/28
					428,533	416,479

Eletrobras	Diversos	Emissão de Debêntures	Corporate	100.00%	450,000	450,633	11/18/24

		BNDES	SPE	99.99%	93,358	76,511	06/15/32
		BRDE	SPE	99.99%	40,699	33,564	06/15/32
Eletrobras	Eólicas Hermenegildo	BNDES	SPE	99.99%	109,579	89,804	06/15/32
		BRDE	SPE	99.99%	47,770	39,396	06/15/32
		BNDES	SPE	99.99%	109,555	90,199	06/15/32
		BRDE	SPE	99.99%	47,759	39,382	06/15/32
					448,720	368,855

Eletrobras	Reinforcement of Working Capital Structure 2	Banco do Brasil	Corporate	100.00%	405,262	332,666	06/07/24

Furnas	Modernization of HPP Furnas and HPP Luiz Carlos Barreto de Carvalho	BID	Corporate	100.00%	427,511	365,134	12/15/31

Eletrobras	Complexo Eólico Livramento - Entorno II	KfW	Corporate	100.00%	282,083	294,352	06/20/28

Eletrosul	Transmissora Sul Litorânea de Energia	BNDES	SPE	51.00%	252,108	198,731	02/15/29
		Debentures	SPE	51.00%	76,500	79,232	12/15/30
					328,608	277,963

Eletrobras	Corporate financing	Banco do Brasil	Corporate	100.00%	400,000	207,488	12/06/23

Eletrobras	Complexo São Bernardo	KfW	Corporate	100.00%	29,854	55,823	12/30/38
		KfW	Corporate	100.00%	136,064	179,512	12/30/42
					165,918	235,335

Eletrobras	HPP Mauá	BNDES	Corporate	100.00%	182,417	103,095	01/15/28
		BNDES/Banco do Brasil	Corporate	100.00%	182,417	103,108	01/15/28
					364,834	206,203

Eletrobras	Implementation of PAR and PMIS	BNDES	Corporate	100.00%	361,575	186,943	12/15/23

Eletrobras	Porto Velho Transmissora de Energia	BNDES	Corporate	100.00%	283,411	192,020	08/15/28

Eletrobras	Investment Plan 2012-2014	BNDES	Corporate	100.00%	441,296	175,353	06/15/29

Eletrobras	Linha Verde Transmissora	BASA	Corporate	100.00%	185,000	170,044	11/10/32

Eletrobras	Eólicas Casa Nova II and III	BNB	Corporate	100.00%	158,420	159,982	07/25/31

Eletrobras	Corporate Transmission Projects	BNB	Corporate	100.00%	155,817	73,481	11/15/31

Eletrobras	Rolagem BASA 2008	Banco do Brasil	Corporate	100.00%	208,312	112,861	12/28/20

Eletrobras	HPP São Domingos	BNDES	Corporate	100.00%	207,000	130,746	06/15/28

Eletrobras	Transmissora Sul Brasileira de Energia S.A.	Issuance of Debentures	SPE	100.00%	77,550	116,474	09/15/26

Eletrobras	HPP Batalha	BNDES	Corporate	100.00%	224,000	102,676	12/15/25

Eletrobras	HPP Passo de São João	BNDES	Corporate	100.00%	183,330	89,622	07/15/26
		BNDES	Corporate	100.00%	14,750	7,407	07/15/26
					198,080	97,029

				Shareholding	value	Drbt Balance
				of	of	as of	Ending of
Company	Project	Financing Bank	Method	the subsidiary	Financing	12/31/2019	Guarantee

Eletrobras	Innovation Projects	FINEP	Corporate	100.00%	268,503	92,482	11/15/23

Eletrobras	Rio Branco Transmissora	BNDES	Corporate	100.00%	138,000	79,230	03/15/27

Eletrobras	Projetos Corporativos Furnas	Banco do Brasil	Corporate	100.00%	35,000	17,505	12/28/20
		Banco do Brasil	Corporate	100.00%	50,000	25,007	12/28/20
					85,000	42,511

		BNDES	Corporate	100.00%	126,221	18,441	06/15/21
Eletrobras	RS Energia	BNDES	Corporate	100.00%	41,898	22,613	03/15/27
		BNDES	Corporate	100.00%	9,413	5,626	08/15/27
		BNDES	Corporate	100.00%	12,000	5,825	08/15/27
					189,532	52,505

Eletrobras	Ribeiro Gonç./Balsas	BNB	Corporate	100.00%	70,000	44,691	06/03/31

Eletrobras	Eólica Chuí IX S/A	BNDES	SPE	99.99%	31,558	25,865	06/15/32
		BRDE	SPE	99.99%	13,757	11,346	06/15/32
					45,314	37,212

Eletrobras	Cerro Chato I, II e III	Banco do Brasil	Corporate	100.00%	223,419	16,328	07/15/20

Eletrobras	HPP Baguari	BNDES	Corporate	100.00%	60,153	25,318	07/15/26

Eletrosul	Expansion of the Sistema Sul de Transmissão	BNDES	Corporate	100.00%	29,074	21,191	09/15/29

Eletrobras	Expansion of the Lechuga Substation	BNDES	Corporate	100.00%	35,011	17,502	10/15/28

Eletrosul	Brazil-Uruguay Interconnection	BNDES	Corporate	100.00%	21,827	15,908	09/15/29

Eletrobras	Miramar/Tucuruí Substation	BNDES	Corporate	100.00%	31,000	14,549	08/15/28

Eletrobras	Lechuga/J. Teixeira	BASA	Corporate	100.00%	25,720	14,777	10/15/28

Eletrobras	Miranda II	BNDES	Corporate	100.00%	47,531	8,785	11/15/24

Eletrobras	SC Energia	BNDES	Corporate	100.00%	67,017	7,381	03/15/21

Eletrobras	Nobres Substation	BNDES	Corporate	100.00%	10,000	4,322	03/15/28

Eletrobras	São Luis II e III	BNDES	Corporate	100.00%	13,653	5,000	11/15/24

	Guarantees controlled companies				23,709,613	15,789,524

21.4 - Movement of Provision for Guarantees

Eletrobras accrues 1% of the guaranteed outstanding balance to the controlled and non-controlled investees.

Below you can see the year's guarantee movements:

	12/31/2019	12/31/2018	12/31/2017
Opening balance	549,436	512,690	487,912
Guarantee Additions	13,690	66,495	24,243
Guarantee update	5,889	11,542	52,242
Guarantee Write offs	(105,239)	(41,291)	(51,706)
Final balance	463,776	549,436	512,690

The main variation in guarantees is due to the following factor, write-off of guarantees provided to Amazonas Distribuidora, former subsidiary of Eletrobras, whose share control was transferred on April 10, 2019 resulting in an impact in the amount of R$ 86,554.

21.5 - Assumed Obligations – Covenants

Eletrobras Companies have covenant clauses in some of their loan, financing and debentures agreements. The main covenants refer to: compliance with some financial indexes (Net Debt to EBITDA, coverage ratio on debt service, among others), existence of corporate guarantees, requirements for changing corporate control, compliance with the required licenses and authorizations, and limitation to the significant sale of assets.

The Company did not identify any event of non-compliance as of December 31, 2019.